Summary of Significant Accounting Policies - Employee Benefits (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Employee social benefits included as expenses	¥ 87,557,303	¥ 60,189,806	¥ 10,441,439
Exemptions to social insurance			¥ 10,518,612